Cover	Feb. 06, 2025
Document Information [Line Items]
Document Type	6-K
Registrant Name	INTER & Co, INC.
Entity File Number	132-02847
Entity Address, Address Line One	Av Barbacena, 1.219, 22nd Floor
Entity Address, City or Town	Belo Horizonte
Country of incorporation	Brazil
Entity Address, Postal Zip Code	30 190-131
Central Index Key	0001864163
Document Period End Date	Feb. 06, 2025
Current Fiscal Year End Date	--12-31
Amendment Flag	false